Parent-Only Financial Statements (Parent Company Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net Income (Loss)	$ (214)	$ 742
Adjustments to reconcile net income (loss) to cash from operating activities:
Stock options/awards	2	68
Net change in other assets	(37)	(58)
Net cash provided by (used in) operating activities	2,153	2,237
Net Increase in Cash and Cash Equivalents	3	786
Parent Company [Member]
Cash Flows from Operating Activities:
Net Income (Loss)	(214)	742
Adjustments to reconcile net income (loss) to cash from operating activities:
Dividend from subsidiary bank	500
Stock options/awards	2	68
Equity in undistributed net income of subsidiary bank	509	(941)
Net change in deferred tax assets
Net change in other liabilities	4
Net change in other assets		223
Net cash provided by (used in) operating activities	515	(650)
Net Increase in Cash and Cash Equivalents	301	92
Cash and Cash Equivalents - Beginning of year	516	424
Cash and Cash Equivalents - End of year	$ 817	$ 516